Parent Company Statements (Condensed Statement of Income and Comprehensive Income) (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other expenses	$ (1,215)			$ (1,074)						$ (2,334)	$ (2,095)	$ (4,683)	$ (4,122)	$ (3,304)
Income before income tax and equity in undistributed earnings (loss) of subsidiaries	3,114	$ 2,714	$ 2,427	2,615	$ 2,325	$ 2,048	$ 2,440	$ 2,637	$ 1,047	5,798	4,940	10,081	8,172	7,163
Income tax benefit	(769)	(638)	(526)	(593)	(520)	(421)	(546)	(593)	(84)	(1,459)	(1,113)	(2,277)	(1,644)	(1,462)
NET INCOME	2,345			2,022		1,627	1,894	2,044	963	4,339	3,827	7,804	6,528	5,701
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS		$ 2,076	$ 1,901	2,022	$ 1,805	1,408	1,802	1,952	876			7,804	6,038	5,351
Comprehensive income	$ 3,816			$ 3,734						$ 6,181	$ 5,791	3,139	6,827	8,086
Series B Preferred Stock [Member]
Preferred stock dividends and redemption premium						210	88	88	$ 87				473	350
Preferred stock dividends													373	350
Series C Preferred Stock [Member]
Preferred stock dividends						$ 9	$ 4	$ 4					17
Parent Company [Member]
Dividends from subsidiaries												2,871	5,662	2,325
Other income												33	19
Total Income												2,904	5,681	2,325
Other expenses												(606)	(695)	(716)
Total Expense												(606)	(695)	(716)
Income before income tax and equity in undistributed earnings (loss) of subsidiaries												2,298	4,986	1,609
Equity in undistributed earnings (loss) of subsidiaries												5,311	1,346	4,012
Income before income tax												7,609	6,332	5,621
Income tax benefit												195	196	80
NET INCOME												7,804	6,528	5,701
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS												7,804	6,038	5,351
Comprehensive income												$ 3,139	6,827	8,086
Parent Company [Member] | Series B Preferred Stock [Member]
Preferred stock dividends and redemption premium													473	$ 350
Parent Company [Member] | Series C Preferred Stock [Member]
Preferred stock dividends													$ 17